UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-43

DWS Investment Trust

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 09/30/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2006 (Unaudited)

DWS Equity 500 Index Portfolio

	Shares	Value ($)

Common Stocks 99.2%
Consumer Discretionary 10.0%
Auto Components 0.1%
Goodyear Tire & Rubber Co.*	50,296	729,292
Johnson Controls, Inc.	54,664	3,921,595

		4,650,887
Automobiles 0.4%
Ford Motor Co.	524,985	4,247,129
General Motors Corp.	158,171	5,260,767
Harley-Davidson, Inc.	73,351	4,602,775

		14,110,671
Distributors 0.1%
Genuine Parts Co.	48,278	2,082,230
Diversified Consumer Services 0.1%
Apollo Group, Inc. "A"*	39,083	1,924,447
H&R Block, Inc.	92,282	2,006,211

		3,930,658
Hotels Restaurants & Leisure 1.6%
Carnival Corp.	125,697	5,911,530
Darden Restaurants, Inc.	36,080	1,532,318
Harrah's Entertainment, Inc.	56,718	3,767,777
Hilton Hotels Corp.	105,639	2,942,046
International Game Technology	94,364	3,916,106
Marriott International, Inc. "A"	91,264	3,526,441
McDonald's Corp.	346,856	13,569,007
Starbucks Corp.*	213,708	7,276,757
Starwood Hotels & Resorts Worldwide, Inc.	60,812	3,477,838
Wendy's International, Inc.	32,180	2,156,060
Wyndham Worldwide Corp.*	56,214	1,572,306
YUM! Brands, Inc.	76,091	3,960,536

		53,608,722
Household Durables 0.6%
Black & Decker Corp.	22,552	1,789,501
Centex Corp.	33,804	1,778,767
D.R. Horton, Inc.	76,600	1,834,570
Fortune Brands, Inc.	41,254	3,098,588
Harman International Industries, Inc.	18,500	1,543,640
KB Home	21,072	922,954
Leggett & Platt, Inc.	51,366	1,285,691
Lennar Corp. "A"	38,600	1,746,650
Newell Rubbermaid, Inc.	77,250	2,187,720
Pulte Homes, Inc.	60,256	1,919,756
Snap-on, Inc.	16,632	740,956
The Stanley Works	20,053	999,642

Whirlpool Corp.	22,077	1,856,896

		21,705,331
Internet & Catalog Retail 0.1%
Amazon.com, Inc.*	86,912	2,791,613
Leisure Equipment & Products 0.2%
Brunswick Corp.	26,730	833,709
Eastman Kodak Co.	79,931	1,790,454
Hasbro, Inc.	45,802	1,041,995
Mattel, Inc.	105,714	2,082,566

		5,748,724
Media 3.3%
CBS Corp. "B"	216,054	6,086,241
Clear Channel Communications, Inc.	140,063	4,040,818
Comcast Corp. "A"*	585,627	21,580,355
Dow Jones & Co., Inc.	16,822	564,210
E.W. Scripps Co. "A"	23,800	1,140,734
Gannett Co., Inc.	66,169	3,760,384
Interpublic Group of Companies, Inc.*	121,095	1,198,840
McGraw-Hill Companies, Inc.	98,474	5,714,446
Meredith Corp.	10,938	539,572
New York Times Co. "A"	41,573	955,347
News Corp. "A"	653,900	12,849,135
Omnicom Group, Inc.	47,468	4,443,005
Time Warner, Inc.	1,132,112	20,638,402
Tribune Co.	53,297	1,743,878
Univision Communications, Inc. "A"*	62,997	2,163,317
Viacom, Inc. "B"*	200,754	7,464,034
Walt Disney Co.	592,164	18,303,789

		113,186,507
Multiline Retail 1.2%
Big Lots, Inc.*	32,296	639,784
Dillard's, Inc. "A"	17,568	575,001
Dollar General Corp.	87,536	1,193,116
Family Dollar Stores, Inc.	42,372	1,238,957
Federated Department Stores, Inc.	152,050	6,570,080
J.C. Penney Co., Inc.	62,675	4,286,343
Kohl's Corp.*	91,638	5,949,139
Nordstrom, Inc.	60,532	2,560,504
Sears Holdings Corp.*	23,238	3,673,695
Target Corp.	240,391	13,281,603

		39,968,222
Specialty Retail 2.0%
AutoNation, Inc.*	41,559	868,583
AutoZone, Inc.*	15,008	1,550,326
Bed Bath & Beyond, Inc.*	78,966	3,021,239
Best Buy Co., Inc.	112,072	6,002,576
Circuit City Stores, Inc.	43,233	1,085,581
Home Depot, Inc.	575,399	20,869,722
Limited Brands, Inc.	96,411	2,553,927
Lowe's Companies, Inc.	431,874	12,118,385
Office Depot, Inc.*	80,859	3,210,102
OfficeMax, Inc.	20,278	826,126
RadioShack Corp.	38,595	744,884
Staples, Inc.	203,673	4,955,364

The Gap, Inc.	154,558	2,928,874
The Sherwin-Williams Co.	31,505	1,757,349
Tiffany & Co.	39,516	1,311,931
TJX Companies, Inc.	127,799	3,582,206

		67,387,175
Textiles, Apparel & Luxury Goods 0.3%
Coach, Inc.*	107,600	3,701,440
Hanesbrands, Inc.*	0	9
Jones Apparel Group, Inc.	31,360	1,017,318
Liz Claiborne, Inc.	29,606	1,169,733
NIKE, Inc. "B"	53,508	4,688,371
VF Corp.	24,440	1,782,898

		12,359,769
Consumer Staples 9.5%
Beverages 2.2%
Anheuser-Busch Companies, Inc.	215,080	10,218,451
Brown-Forman Corp. "B"	22,078	1,692,278
Coca-Cola Co.	570,535	25,491,504
Coca-Cola Enterprises, Inc.	85,224	1,775,216
Constellation Brands, Inc. "A"*	56,500	1,626,070
Molson Coors Brewing Co. "B"	12,802	882,058
Pepsi Bottling Group, Inc.	38,062	1,351,201
PepsiCo, Inc.	461,350	30,107,701

		73,144,479
Food & Staples Retailing 2.3%
Costco Wholesale Corp.	130,933	6,504,751
CVS Corp.	227,818	7,317,514
Kroger Co.	202,363	4,682,680
Safeway, Inc.	125,307	3,803,068
SUPERVALU, Inc.	57,591	1,707,573
Sysco Corp.	172,990	5,786,516
Wal-Mart Stores, Inc.	688,254	33,944,687
Walgreen Co.	281,178	12,481,491
Whole Foods Market, Inc.	39,100	2,323,713

		78,551,993
Food Products 1.1%
Archer-Daniels-Midland Co.	182,153	6,899,956
Campbell Soup Co.	54,609	1,993,228
ConAgra Foods, Inc.	144,552	3,538,633
Dean Foods Co.*	38,000	1,596,760
General Mills, Inc.	99,550	5,634,530
H.J. Heinz Co.	93,254	3,910,140
Kellogg Co.	68,534	3,393,804
McCormick & Co., Inc.	37,300	1,416,654
Sara Lee Corp.	213,539	3,431,572
The Hershey Co.	49,860	2,665,017
Tyson Foods, Inc. "A"	70,100	1,113,188
William Wrigley Jr. Co.	62,102	2,860,418

		38,453,900
Household Products 2.2%
Clorox Co.	42,032	2,648,016
Colgate-Palmolive Co.	143,268	8,896,943
Kimberly-Clark Corp.	128,007	8,366,537

Procter & Gamble Co.	888,496	55,068,982

		74,980,478
Personal Products 0.2%
Alberto-Culver Co.	21,687	1,097,146
Avon Products, Inc.	125,370	3,843,844
Estee Lauder Companies, Inc. "A"	33,900	1,367,187

		6,308,177
Tobacco 1.5%
Altria Group, Inc.	587,352	44,961,796
Reynolds American, Inc.	48,090	2,980,137
UST, Inc.	45,351	2,486,595

		50,428,528
Energy 9.3%
Energy Equipment & Services 1.7%
Baker Hughes, Inc.	95,273	6,497,619
BJ Services Co.	90,328	2,721,583
Halliburton Co.	287,420	8,177,099
Nabors Industries Ltd.*	87,238	2,595,330
National-Oilwell Varco, Inc.*	48,700	2,851,385
Noble Corp.	38,524	2,472,470
Rowan Companies, Inc.	30,939	978,601
Schlumberger Ltd.	328,444	20,373,381
Smith International, Inc.	56,100	2,176,680
Transocean, Inc.*	89,800	6,576,054
Weatherford International Ltd.*	95,400	3,980,088

		59,400,290
Oil, Gas & Consumable Fuels 7.6%
Anadarko Petroleum Corp.	128,268	5,621,986
Apache Corp.	92,374	5,838,037
Chesapeake Energy Corp.	104,800	3,037,104
Chevron Corp.	617,056	40,022,252
ConocoPhillips	459,509	27,354,571
CONSOL Energy, Inc.	51,800	1,643,614
Devon Energy Corp.	123,004	7,767,702
El Paso Corp.	187,098	2,552,017
EOG Resources, Inc.	67,500	4,390,875
ExxonMobil Corp.	1,668,668	111,967,623
Hess Corp.	67,465	2,794,400
Kinder Morgan, Inc.	28,759	3,015,381
Marathon Oil Corp.	100,894	7,758,749
Murphy Oil Corp.	46,500	2,211,075
Occidental Petroleum Corp.	238,462	11,472,407
Sunoco, Inc.	37,272	2,317,946
Valero Energy Corp.	175,400	9,027,838
Williams Companies, Inc.	164,623	3,929,551
XTO Energy, Inc.	101,800	4,288,834

		257,011,962
Financials 22.1%
Capital Markets 3.7%
Ameriprise Financial, Inc.	68,608	3,217,715
Bank of New York Co., Inc.	214,831	7,574,941
Bear Stearns Companies, Inc.	32,308	4,526,351
Charles Schwab Corp.	287,197	5,140,826

E*TRADE Financial Corp.*	112,100	2,681,432
Federated Investors, Inc. "B"	23,500	794,535
Franklin Resources, Inc.	42,971	4,544,183
Janus Capital Group, Inc.	59,179	1,167,010
Legg Mason, Inc.	36,700	3,701,562
Lehman Brothers Holdings, Inc.	149,044	11,008,390
Mellon Financial Corp.	115,601	4,519,999
Merrill Lynch & Co., Inc.	254,704	19,922,947
Morgan Stanley	298,164	21,739,137
Northern Trust Corp.	54,505	3,184,727
State Street Corp.	92,934	5,799,082
T. Rowe Price Group, Inc.	74,552	3,567,313
The Goldman Sachs Group, Inc.	122,869	20,785,749

		123,875,899
Commercial Banks 4.2%
AmSouth Bancorp.	96,299	2,796,523
BB&T Corp.	150,818	6,602,812
Comerica, Inc.	45,457	2,587,412
Commerce Bancorp, Inc.	51,900	1,905,249
Compass Bancshares, Inc.	35,100	1,999,998
Fifth Third Bancorp.	155,591	5,924,905
First Horizon National Corp.	34,291	1,303,401
Huntington Bancshares, Inc.	66,896	1,600,821
KeyCorp.	112,583	4,215,108
M&T Bank Corp.	22,000	2,639,120
Marshall & Ilsley Corp.	61,555	2,965,720
National City Corp.	155,823	5,703,122
North Fork Bancorp., Inc.	130,048	3,724,575
PNC Financial Services Group, Inc.	82,361	5,966,231
Regions Financial Corp.	127,531	4,691,866
SunTrust Banks, Inc.	101,192	7,820,118
Synovus Financial Corp.	88,621	2,602,799
US Bancorp.	495,515	16,461,008
Wachovia Corp.	460,858	25,715,876
Wells Fargo & Co.	948,456	34,315,138
Zions Bancorp.	25,456	2,031,643

		143,573,445
Consumer Finance 0.9%
American Express Co.	343,443	19,260,284
Capital One Financial Corp.	83,758	6,588,404
SLM Corp.	114,365	5,944,693

		31,793,381
Diversified Financial Services 5.7%
Bank of America Corp.	1,275,395	68,322,910
Chicago Mercantile Exchange Holdings, Inc.	9,700	4,639,025
CIT Group, Inc.	56,000	2,723,280
Citigroup, Inc.	1,388,360	68,959,841
JPMorgan Chase & Co.	981,413	46,087,155
Moody's Corp.	66,200	4,328,156

		195,060,367
Insurance 4.8%
ACE Ltd.	89,128	4,877,975
Aflac, Inc.	139,444	6,380,957
Allstate Corp.	178,470	11,195,423

Ambac Financial Group, Inc.	29,434	2,435,664
American International Group, Inc.	732,448	48,532,004
Aon Corp.	89,487	3,030,925
Chubb Corp.	112,558	5,848,514
Cincinnati Financial Corp.	48,234	2,318,126
Genworth Financial, Inc. "A"	115,600	4,047,156
Hartford Financial Services Group, Inc.	89,946	7,802,816
Lincoln National Corp.	80,374	4,989,618
Loews Corp.	117,286	4,445,139
Marsh & McLennan Companies, Inc.	153,632	4,324,741
MBIA, Inc.	37,446	2,300,682
MetLife, Inc.	214,011	12,130,143
Principal Financial Group, Inc.	77,119	4,186,019
Progressive Corp.	218,788	5,369,058
Prudential Financial, Inc.	136,916	10,439,845
Safeco Corp.	33,189	1,955,828
The St. Paul Travelers Companies, Inc.	193,775	9,086,110
Torchmark Corp.	28,210	1,780,333
UnumProvident Corp.	84,894	1,646,095
XL Capital Ltd. "A"	49,532	3,402,848

		162,526,019
Real Estate Investment Trusts 1.1%
Apartment Investment & Management Co. "A" (REIT)	27,500	1,496,275
Archstone-Smith Trust (REIT)	59,800	3,255,512
Boston Properties, Inc. (REIT)	27,500	2,841,850
Equity Office Properties Trust (REIT)	110,011	4,374,037
Equity Residential (REIT)	81,460	4,120,247
Kimco Realty Corp. (REIT)	57,800	2,477,886
Plum Creek Timber Co., Inc. (REIT)	52,024	1,770,897
ProLogis (REIT)	68,500	3,908,610
Public Storage, Inc. (REIT)	28,730	2,470,493
Simon Property Group, Inc. (REIT)	63,234	5,730,265
Vornado Realty Trust (REIT)	33,400	3,640,600

		36,086,672
Real Estate Management & Development 0.1%
Realogy Corp.*	70,268	1,593,678
Thrifts & Mortgage Finance 1.6%
Countrywide Financial Corp.	169,844	5,951,334
Fannie Mae	269,428	15,063,720
Freddie Mac	192,331	12,757,315
Golden West Financial Corp.	71,256	5,504,526
MGIC Investment Corp.	24,863	1,491,034
Sovereign Bancorp, Inc.	104,791	2,254,054
Washington Mutual, Inc.	267,459	11,626,443

		54,648,426
Health Care 12.6%
Biotechnology 1.3%
Amgen, Inc.*	328,224	23,477,863
Biogen Idec, Inc.*	96,171	4,296,920
Genzyme Corp.*	72,440	4,887,527
Gilead Sciences, Inc.*	126,660	8,701,542
MedImmune, Inc.*	69,237	2,022,413

		43,386,265

Health Care Equipment & Supplies 1.5%
Bausch & Lomb, Inc.	15,501	777,065
Baxter International, Inc.	179,198	8,146,341
Becton, Dickinson & Co.	68,792	4,861,531
Biomet, Inc.	69,075	2,223,524
Boston Scientific Corp.*	329,606	4,874,873
C.R. Bard, Inc.	29,094	2,182,050
Hospira, Inc.*	43,922	1,680,895
Medtronic, Inc.	321,599	14,935,058
St. Jude Medical, Inc.*	98,626	3,480,511
Stryker Corp.	81,348	4,034,047
Zimmer Holdings, Inc.*	67,908	4,583,790

		51,779,685
Health Care Providers & Services 2.7%
Aetna, Inc.	154,996	6,130,092
AmerisourceBergen Corp.	58,848	2,659,930
Cardinal Health, Inc.	113,468	7,459,386
Caremark Rx, Inc.	123,700	7,010,079
CIGNA Corp.	30,825	3,585,564
Coventry Health Care, Inc.*	44,858	2,311,084
Express Scripts, Inc.*	38,400	2,898,816
HCA, Inc.	111,988	5,587,081
Health Management Associates, Inc. "A"	67,833	1,417,710
Humana, Inc.*	46,051	3,043,510
Laboratory Corp. of America Holdings*	34,900	2,288,393
Manor Care, Inc.	20,509	1,072,210
McKesson Corp.	83,715	4,413,455
Medco Health Solutions, Inc.*	84,388	5,072,563
Patterson Companies, Inc.*	38,900	1,307,429
Quest Diagnostics, Inc.	45,402	2,776,786
Tenet Healthcare Corp.*	133,648	1,087,895
UnitedHealth Group, Inc.	374,924	18,446,261
WellPoint, Inc.*	173,416	13,361,703

		91,929,947
Health Care Technology 0.1%
IMS Health, Inc.	56,706	1,510,648
Life Sciences Tools & Services 0.3%
Applera Corp. - Applied Biosystems Group	52,035	1,722,879
Fisher Scientific International, Inc.*	34,700	2,714,928
Millipore Corp.*	14,281	875,425
PerkinElmer, Inc.	36,963	699,710
Thermo Electron Corp.*	44,128	1,735,554
Waters Corp.*	28,805	1,304,290

		9,052,786
Pharmaceuticals 6.7%
Abbott Laboratories	424,822	20,629,356
Allergan, Inc.	42,639	4,801,578
Barr Pharmaceuticals, Inc.*	30,100	1,563,394
Bristol-Myers Squibb Co.	547,336	13,639,613
Eli Lilly & Co.	279,047	15,905,679
Forest Laboratories, Inc.*	90,681	4,589,365
Johnson & Johnson	818,501	53,153,455
King Pharmaceuticals, Inc.*	69,175	1,178,050
Merck & Co., Inc.	607,606	25,458,691

Mylan Laboratories, Inc.	58,800	1,183,644
Pfizer, Inc.	2,039,793	57,848,530
Schering-Plough Corp.	412,252	9,106,647
Watson Pharmaceuticals, Inc.*	29,407	769,581
Wyeth	374,709	19,050,206

		228,877,789
Industrials 10.8%
Aerospace & Defense 2.4%
Boeing Co.	222,620	17,553,587
General Dynamics Corp.	112,760	8,081,509
Goodrich Corp.	34,438	1,395,428
Honeywell International, Inc.	230,468	9,426,141
L-3 Communications Holdings, Inc.	34,200	2,678,886
Lockheed Martin Corp.	98,526	8,479,148
Northrop Grumman Corp.	95,650	6,510,895
Raytheon Co.	124,723	5,987,951
Rockwell Collins, Inc.	48,044	2,634,733
United Technologies Corp.	281,440	17,829,224

		80,577,502
Air Freight & Logistics 0.9%
FedEx Corp.	84,901	9,227,041
United Parcel Service, Inc. "B"	301,970	21,723,722

		30,950,763
Airlines 0.1%
Southwest Airlines Co.	217,391	3,621,734
Building Products 0.2%
American Standard Companies, Inc.	48,852	2,050,319
Masco Corp.	111,605	3,060,209

		5,110,528
Commercial Services & Supplies 0.5%
Allied Waste Industries, Inc.*	62,446	703,766
Avery Dennison Corp.	26,431	1,590,353
Cintas Corp.	38,766	1,582,816
Equifax, Inc.	36,109	1,325,561
Monster Worldwide, Inc.*	33,889	1,226,443
Pitney Bowes, Inc.	62,085	2,754,712
R.R. Donnelley & Sons Co.	61,021	2,011,252
Robert Half International, Inc.	48,775	1,656,887
Waste Management, Inc.	152,440	5,591,499

		18,443,289
Construction & Engineering 0.1%
Fluor Corp.	24,404	1,876,424
Electrical Equipment 0.5%
American Power Conversion Corp.	47,197	1,036,446
Cooper Industries Ltd. "A"	25,801	2,198,761
Emerson Electric Co.	114,270	9,582,682
Rockwell Automation, Inc.	49,856	2,896,634

		15,714,523
Industrial Conglomerates 4.0%
3M Co.	209,866	15,618,228
General Electric Co.	2,888,765	101,973,404
Textron, Inc.	36,527	3,196,113

Tyco International Ltd.	565,829	15,837,554

		136,625,299
Machinery 1.4%
Caterpillar, Inc.	183,468	12,072,194
Cummins, Inc.	13,023	1,552,732
Danaher Corp.	66,022	4,533,731
Deere & Co.	64,696	5,428,641
Dover Corp.	57,259	2,716,367
Eaton Corp.	41,754	2,874,763
Illinois Tool Works, Inc.	116,842	5,246,206
Ingersoll-Rand Co., Ltd. "A"	90,054	3,420,251
ITT Corp.	51,992	2,665,630
Navistar International Corp.*	17,671	456,265
PACCAR, Inc.	69,878	3,984,415
Pall Corp.	35,510	1,094,063
Parker Hannifin Corp.	33,468	2,601,468

		48,646,726
Road & Rail 0.7%
Burlington Northern Santa Fe Corp.	101,986	7,489,852
CSX Corp.	123,652	4,059,495
Norfolk Southern Corp.	116,144	5,116,143
Ryder System, Inc.	17,290	893,547
Union Pacific Corp.	74,665	6,570,520

		24,129,557
Trading Companies & Distributors 0.0%
W.W. Grainger, Inc.	21,762	1,458,489
Information Technology 15.1%
Communications Equipment 2.8%
ADC Telecommunications, Inc.*	33,432	501,480
Avaya, Inc.*	115,455	1,320,805
Ciena Corp.*	23,298	634,871
Cisco Systems, Inc.*	1,703,264	39,175,072
Comverse Technologies, Inc.*	56,805	1,217,899
Corning, Inc.*	433,590	10,583,932
JDS Uniphase Corp.*	481,919	1,055,403
Juniper Networks, Inc.*	159,400	2,754,432
Lucent Technologies, Inc.*	1,258,595	2,945,112
Motorola, Inc.	687,596	17,189,900
QUALCOMM, Inc.	466,454	16,955,603
Tellabs, Inc.*	124,730	1,367,041

		95,701,550
Computers & Peripherals 3.5%
Apple Computer, Inc.*	236,778	18,239,009
Dell, Inc.*	632,347	14,442,805
EMC Corp.*	658,262	7,885,979
Hewlett-Packard Co.	775,336	28,447,078
International Business Machines Corp.	425,820	34,891,691
Lexmark International, Inc. "A"*	29,457	1,698,491
NCR Corp.*	51,598	2,037,089
Network Appliance, Inc.*	104,209	3,856,775
QLogic Corp.*	46,600	880,740
SanDisk Corp.*	52,400	2,805,496
Sun Microsystems, Inc.*	980,565	4,873,408

		120,058,561

Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc.*	118,041	3,858,760
Jabil Circuit, Inc.	49,675	1,419,215
Molex, Inc.	40,086	1,562,152
Sanmina-SCI Corp.*	152,438	570,118
Solectron Corp.*	262,527	855,838
Symbol Technologies, Inc.	69,419	1,031,566
Tektronix, Inc.	23,110	668,572

		9,966,221
Internet Software & Services 1.3%
eBay, Inc.*	321,932	9,129,992
Google, Inc. "A"*	59,800	24,033,620
VeriSign, Inc.*	69,600	1,405,920
Yahoo!, Inc.*	349,022	8,823,276

		43,392,808
IT Services 1.0%
Affiliated Computer Services, Inc. "A"*	33,400	1,732,124
Automatic Data Processing, Inc.	155,437	7,358,388
Computer Sciences Corp.*	50,132	2,462,484
Convergys Corp.*	40,140	828,891
Electronic Data Systems Corp.	144,919	3,553,414
First Data Corp.	213,088	8,949,696
Fiserv, Inc.*	49,350	2,323,891
Paychex, Inc.	93,067	3,429,519
Sabre Holdings Corp. "A"	37,746	882,879
Unisys Corp.*	96,184	544,401

		32,065,687
Office Electronics 0.1%
Xerox Corp.*	256,856	3,996,679
Semiconductors & Semiconductor Equipment 2.7%
Advanced Micro Devices, Inc.*	133,997	3,329,825
Altera Corp.*	100,043	1,838,790
Analog Devices, Inc.	101,068	2,970,389
Applied Materials, Inc.	388,635	6,890,499
Broadcom Corp. "A"*	125,570	3,809,794
Freescale Semiconductor, Inc. "B"*	112,943	4,292,963
Intel Corp.	1,613,982	33,199,610
KLA-Tencor Corp.	55,685	2,476,312
Linear Technology Corp.	84,906	2,642,275
LSI Logic Corp.*	111,455	916,160
Maxim Integrated Products, Inc.	89,643	2,516,279
Micron Technology, Inc.*	192,849	3,355,573
National Semiconductor Corp.	94,366	2,220,432
Novellus Systems, Inc.*	35,582	984,198
NVIDIA Corp.*	97,598	2,887,925
PMC-Sierra, Inc.*	51,502	305,922
Teradyne, Inc.*	56,458	742,987
Texas Instruments, Inc.	430,948	14,329,021
Xilinx, Inc.	96,013	2,107,485

		91,816,439
Software 3.4%
Adobe Systems, Inc.*	167,504	6,273,025
Autodesk, Inc.*	64,948	2,258,891
BMC Software, Inc.*	60,369	1,643,244

CA, Inc.	127,615	3,023,199
Citrix Systems, Inc.*	48,514	1,756,692
Compuware Corp.*	105,021	818,114
Electronic Arts, Inc.*	85,206	4,744,270
Intuit, Inc.*	95,566	3,066,713
Microsoft Corp.	2,414,695	65,993,614
Novell, Inc.*	94,382	577,618
Oracle Corp.*	1,112,629	19,738,039
Parametric Technology Corp.*	30,781	537,436
Symantec Corp.*	276,806	5,890,432

		116,321,287
Materials 2.9%
Chemicals 1.5%
Air Products & Chemicals, Inc.	62,390	4,140,824
Ashland, Inc.	17,704	1,129,161
Dow Chemical Co.	269,591	10,508,657
E.I. du Pont de Nemours & Co.	256,452	10,986,404
Eastman Chemical Co.	22,986	1,241,704
Ecolab, Inc.	50,942	2,181,336
Hercules, Inc.*	32,030	505,113
International Flavors & Fragrances, Inc.	22,416	886,329
Monsanto Co.	150,584	7,078,954
PPG Industries, Inc.	46,562	3,123,379
Praxair, Inc.	89,928	5,320,140
Rohm & Haas Co.	40,589	1,921,889
Sigma-Aldrich Corp.	18,834	1,425,169

		50,449,059
Construction Materials 0.1%
Vulcan Materials Co.	27,031	2,115,176
Containers & Packaging 0.2%
Ball Corp.	29,924	1,210,426
Bemis Co., Inc.	29,430	967,070
Pactiv Corp.*	39,649	1,126,825
Sealed Air Corp.	22,736	1,230,472
Temple-Inland, Inc.	31,162	1,249,596

		5,784,389
Metals & Mining 0.8%
Alcoa, Inc.	243,351	6,823,562
Allegheny Technologies, Inc.	25,679	1,596,977
Freeport-McMoRan Copper & Gold, Inc. "B"	56,690	3,019,309
Newmont Mining Corp.	131,200	5,608,800
Nucor Corp.	90,336	4,470,729
Phelps Dodge Corp.	59,274	5,020,508
United States Steel Corp.	30,992	1,787,618

		28,327,503
Paper & Forest Products 0.3%
International Paper Co.	130,304	4,512,428
Louisiana-Pacific Corp.	30,591	574,193
MeadWestvaco Corp.	50,644	1,342,572
Weyerhaeuser Co.	68,564	4,218,743

		10,647,936

Telecommunication Services 3.5%
Diversified Telecommunication Services 2.9%
AT&T, Inc.	1,082,381	35,242,326
BellSouth Corp.	504,607	21,571,949
CenturyTel, Inc.	32,655	1,295,424
Citizens Communications Co.	92,505	1,298,770
Embarq Corp.	41,781	2,020,947
Qwest Communications International, Inc.*	436,881	3,809,602
Verizon Communications, Inc.	823,512	30,577,001
Windstream Corp.	132,574	1,748,651

		97,564,670
Wireless Telecommunication Services 0.6%
ALLTEL Corp.	108,336	6,012,648
Sprint Nextel Corp.	843,628	14,468,220

		20,480,868
Utilities 3.4%
Electric Utilities 1.5%
Allegheny Energy, Inc.*	45,918	1,844,526
American Electric Power Co., Inc.	109,615	3,986,698
Edison International	90,690	3,776,332
Entergy Corp.	57,909	4,530,221
Exelon Corp.	195,438	11,831,816
FirstEnergy Corp.	92,195	5,150,013
FPL Group, Inc.	113,094	5,089,230
Pinnacle West Capital Corp.	27,896	1,256,715
PPL Corp.	106,448	3,502,139
Progress Energy, Inc.	71,050	3,224,249
Southern Co.	207,488	7,150,036

		51,341,975
Gas Utilities 0.0%
Nicor, Inc.	12,637	540,358
Peoples Energy Corp.	8,292	337,070

		877,428
Independent Power Producers & Energy Traders 0.5%
AES Corp.*	184,150	3,754,819
Constellation Energy Group	50,287	2,976,990
Dynegy, Inc. "A"*	86,161	477,332
TXU Corp.	129,350	8,086,962

		15,296,103
Multi-Utilities 1.4%
Ameren Corp.	57,619	3,041,707
CenterPoint Energy, Inc.	88,268	1,263,998
CMS Energy Corp.*	62,849	907,540
Consolidated Edison, Inc.	69,116	3,193,159
Dominion Resources, Inc.	96,718	7,397,960
DTE Energy Co.	49,703	2,063,171
Duke Energy Corp.	343,796	10,382,639
KeySpan Corp.	48,675	2,002,489
NiSource, Inc.	77,366	1,681,937
PG&E Corp.	97,247	4,050,338
Public Service Enterprise Group, Inc.	69,173	4,232,696
Sempra Energy	76,090	3,823,522
TECO Energy, Inc.	59,788	935,682
Xcel Energy, Inc.	113,737	2,348,669

		47,325,507

Total Common Stocks (Cost $2,573,539,831)					3,366,190,003
				Principal Amount ($)	Value ($)

US Treasury Obligations 0.1%
US Treasury Bill, 4.85%**, 2/22/2007 (a) (Cost $1,757,759)				1,795,000	1,760,669
				Shares	Value ($)

Cash Equivalents 0.7%
Cash Management QP Trust, 5.34% (b) (Cost $25,346,461)				25,346,461	25,346,461
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 2,600,644,051)				100.0	3,393,297,133
Other Assets and Liabilities, Net				0.0	995,896

Net Assets				100.0	3,394,293,029

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*				Non-income producing security.
**				Annualized yield at time of purchase; not a coupon rate.
(a)				At September 30, 2006, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(b)				Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust

At September 30, 2006, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

S&P 500 Index	12/14/2006	92	30,558,650	30,944,200	385,550

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS S&P 500 Index Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS S&P 500 Index Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 November 21, 2006